Notes Payable	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 9—NOTES PAYABLE

Notes payable at December 31, 2011 and 2010 consisted of the following:

	(in thousands)
	2011	2010
Various equipment and real estate notes payable with maturity dates April 2012 to August 2021, interest rates of 0.00%—6.34%	$17,745	$3,151
Eureka Hunter Pipeline, LLC second lien term loan due August 16, 2018, interest rate of 12.5%	31,000	—
Second lien term loan due October 13, 2016, interest rate of 8% at December 31, 2011	100,000	—
Senior revolving credit facility due April 13, 2016, interest rate of 3.55% at December 31, 2011	142,000	—
Senior revolving credit facility
Tranche A at 4.5% due November 23, 2012	—	23,500
Tranche B at 5.5%, due November 30, 2011	—	6,500

	$290,745	$33,151
Less: current portion	(4,681)	(7,132,	)

Total Long-Term Debt	$286,064	$26,019

The following table presents the approximate annual maturities of debt:

(in thousands)
2012	$4,681
2013	3,185
2014	1,768
2015	4,218
Thereafter	276,893

$290,745

Notes Payable

On December 14, 2011, the Company entered into a term note for $3.9 million at an interest rate of 5.5%, due December 31, 2016, for the purchase of equipment.

On October 13, 2011, the Company purchased an office building for $1.7 million and entered into a term note with a financial institution for $1.4 million at an interest rate of 5.7% due on November 30, 2017.

On April 13, 2011 the Company assumed various notes payable for equipment and a building upon the closing of the acquisition of NGAS. The notes have maturity dates ranging from September 2012 to April 2021 and bear interest rates of 0.00% to 5.875%. As of December 31, 2011, there was $6.0 million outstanding on these notes.

In connection with the Triad acquisition in February 2010, the Company assumed various notes payable for equipment which have a principal balance of $6.5 million at December 31, 2011 and are collateralized by the financed equipment.

Credit Facilities

MHR Senior Revolving Credit Facility. On April 13, 2011, the Company entered into a Second Amended and Restated Credit Agreement, referred to as the MHR Senior Revolving Credit Facility. The MHR Senior Revolving Credit Facility amended and restated, in its entirety, that certain Amended and Restated Credit Agreement dated February 12, 2010.

The MHR Senior Revolving Credit Facility provides for an asset-based, senior secured revolving credit facility maturing April 13, 2016. The initial borrowing base was set at $120 million upon the completion of the Company's acquisition of NGAS. The borrowing base was subsequently increased to $145 million upon the completion of the Company's acquisition of NuLoch, which closed on May 3, 2011. The MHR Senior Revolving Credit Facility is governed by a semi-annual borrowing base redetermination derived from the Company's proved crude oil and natural gas reserves, and based on such redeterminations, the borrowing base may be decreased or may be increased up to a maximum commitment level of $250 million. The borrowing base is subject to such periodic redeterminations commencing November 1, 2011. The borrowing base is currently set at $235 million. At December 31, 2011, the Company was not in compliance with the covenant requiring a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0. The lenders provided the Company with a waiver of that December 31, 2011 covenant violation but the Company is required to meet the quarterly measurements for the covenant throughout 2012, which management believes is probable.

The facility may be used for loans and, subject to a $10,000,000 sublimit, letters of credit. The facility provides for a commitment fee of 0.5% based on the unused portion of the borrowing base under the facility.

Borrowings under the facility will, at the Company's election, bear interest at either: (i) an alternate base rate, referred to as ABR, equal to the higher of (A) the Prime Rate, (B) the Federal Funds Effective Rate plus 0.5% per annum and (C) the LIBO Rate for a one month interest period on such day plus 1.0%; or (ii) the adjusted LIBO Rate, which is the rate stated on Reuters BBA Libor Rates LIBOR01 market for one, two, three, six or twelve months, as adjusted for statutory reserve requirements for eurocurrency liabilities, plus, in each of the cases described in clauses (i) and (ii) above, an applicable margin ranging from 1.25% to 2.75% for ABR loans and from 2.25% to 3.25% for adjusted LIBO Rate loans.

Upon any payment default, the interest rate then in effect shall be increased on such overdue amount by an additional 2% per annum for the period that the default exists plus the rate applicable to ABR loans.

The MHR Senior Revolving Credit Facility contains negative covenants that, among other things, restrict the ability of the Company to, with certain exceptions: (1) incur indebtedness; (2) grant liens; (3) make certain restricted payments; (4) change the nature of its business; (5) dispose of its assets; (6) enter into mergers, consolidations or similar transactions; (7) make investments, loans or advances; (8) pay cash dividends, unless certain conditions are met, and subject to a "basket" of $20,000,000 per year available for payment of dividends on preferred stock; and (9) enter into transactions with affiliates. The Second Restated Credit Agreement also requires the Company to satisfy certain financial covenants, including maintaining (1) a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0 or of not less than 1.05 to 1.00 commencing with the fiscal quarter ending June 30, 2012 if the amounts owed under the Second Lien Credit Agreement have not been repaid in full as of such date; (2) a ratio of EBITDAX to interest of not less than 2.5 to 1.0; and (3) a ratio of total debt to EBITDAX of not more than (a) 4.25 to 1.0 for the fiscal quarter ending December 31, 2011 and (b) 4.0 to 1.0 for each fiscal quarter ending thereafter. The Company is also required to enter into certain commodity hedging agreements pursuant to the terms of the facility. At December 31, 2011, the Company was not in compliance with a covenant under our MHR Senior Revolving Credit Facility requiring a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0. The bank provided the Company with a waiver of that December 31, 2011 covenant violation but the Company is required to meet the quarterly measurements for the covenant throughout 2012, which management believes is probable.

The obligations of the Company under the facility may be accelerated upon the occurrence of an Event of Default (as such term is defined in the MHR Senior Revolving Credit Facility). Events of default include customary events for a financing agreement of this type, including, without limitation, payment defaults, defaults in the performance of affirmative or negative covenants, the inaccuracy of representations or warranties, bankruptcy or related defaults, defaults relating to judgments and the occurrence of a change in control of the Company.

Subject to certain permitted liens, the Company's obligations under the MHR Senior Revolving Credit Facility have been secured by the grant of a first priority lien on no less than 80% of the value of the proved oil and gas properties of the Company and its restricted subsidiaries, which liens include those properties acquired through the acquisition of NGAS, and additional liens were granted on the properties acquired upon the closing of the NuLoch acquisition.

In connection with the facility, the Company and its restricted subsidiaries also entered into certain customary ancillary agreements and arrangements, which, among other things, provide that the indebtedness, obligations and liabilities of the Company arising under or in connection with the facility are unconditionally guaranteed by such subsidiaries.

MHR Term Loan Facility. On September 28, 2011, the Company entered into a Second Lien Term Loan Credit Agreement, referred to as the MHR Term Loan Facility by and among the Company, Capital One, N.A., as Administrative Agent, BMO Harris Financing, Inc., as Syndication Agent, Citibank, N.A., as Documentation Agent, BMO Capital Markets Corp. and Capital One, N.A., as Joint Lead Arrangers and Bookrunners, and the lenders party thereto.

The MHR Term Loan Facility provides for a term loan credit facility, referred to as the Term Loan Facility maturing on October 13, 2016, in an aggregate principal amount of $100 million, which was fully drawn on the closing date. Amounts repaid under the Term Loan Facility may not be redrawn in the future.

Borrowings under the Term Loan Facility will, at the Company's election, bear interest at either: (i) an ABR equal to the higher of (A) the Prime Rate, (B) the Federal Funds Effective Rate plus 0.5% per annum and (C) the LIBO Rate for a one month interest period in effect on such day plus 1.0%; or (ii) the Adjusted LIBO Rate, which is the rate stated on Reuters BBA Libor Rates LIBOR01, provided that such amount shall not be less than 1.0% per annum through June 30, 2012 and not less than 2.0% per annum for any period after June 30, 2012; plus in each of the cases described in clauses (i) and (ii) above, an applicable margin of 6.0% for ABR loans and 7.0% for Adjusted LIBO Rate loans for periods through June 30, 2012 and 7.0% for ABR loans and 8.0% for Adjusted LIBO Rate loans for periods after June 30, 2012.

Overdue amounts shall bear interest at a rate equal to 2.0% per annum plus the rate applicable to ABR loans.

The Company may elect to prepay amounts due under the Term Loan Facility without penalty during the first 12 months. The Company will be subject to a 2.0% penalty of the principal amount being prepaid during the second year of the Term Loan Facility and a 1.0% penalty of the principal amount being prepaid during the third year of the Term Loan Facility. Any optional prepayments made after the third year of the Term Loan Facility will not be subject to an additional prepayment premium or penalty.

The Company is subject to mandatory prepayments under the Term Loan Facility for certain percentages of the net cash proceeds received as a result of: (i) future issuances of certain debt securities, including those convertible into the Company's common stock or other equity interests; (ii) sales or other dispositions of the Company's property and assets subject to customary reinvestment provisions and certain other exceptions; and (iii) future issuances of the Company's equity interests including its common stock, preferred stock and other convertible securities subject to certain exceptions.

The MHR Term Loan Facility contains negative covenants that, among other things, restrict the ability of the Company to, with certain exceptions: (1) incur indebtedness; (2) grant liens; (3) make certain restricted payments; (4) change the nature of its business; (5) dispose of its assets; (6) enter into mergers, consolidations or similar transactions; (7) make investments, loans or advances; (8) pay cash dividends, unless certain conditions are met, and subject to a "basket" of $20,000,000 per year available for payment of dividends on preferred stock; and (9) enter into transactions with affiliates.

The MHR Term Loan Facility also requires the Company to satisfy certain financial covenants, including maintaining (1) a ratio of current assets to current liabilities of not less than (a) 0.85 to 1.0 for each fiscal quarter ending on or before March 31, 2012 and (b) 1.0 to 1.0 for each fiscal quarter ending thereafter; (2) a ratio of its Total Reserve Value (as such term is defined in the MHR Term Loan Facility) to total indebtedness under the MHR Senior Revolving Credit Facility and MHR Term Loan Facility of not less than 1.5 to 1.0; (3) a ratio of EBITDAX to interest expense of not less than 2.125 to 1.0 commencing with the fiscal quarter ending September 30, 2011; and (4) a ratio of total debt to EBITDAX of not more than (a) 5.25 to 1.0 for the fiscal quarter ending September 30, 2011; (b) 5.00 to 1.0 for the fiscal quarter ended December 31, 2011; and (c) 4.75 to 1.0 for each fiscal quarter ending thereafter. The Company was out of compliance with the ratio of current assets to current liabilities covenant at December 31, 2011, and the bank group permanently waived this covenant violation as described above.

The obligations of the Company under the facility may be accelerated upon the occurrence of an Event of Default (as such term is defined in the MHR Term Loan Facility). Events of default include customary events for a financing agreement of this type, including, without limitation, payment defaults, defaults in the performance of affirmative or negative covenants, the inaccuracy of representations or warranties, bankruptcy or related defaults, defaults relating to judgments and the occurrence of a change in control of the Company.

The Company's obligations under the MHR Term Loan Facility have been secured by the grant of a second priority lien on substantially all of the assets of the Company and its restricted subsidiaries, including the oil and gas properties of the Company and its restricted subsidiaries.

In connection with the MHR Term Loan Facility, the Company and its restricted subsidiaries also entered into certain customary ancillary agreements and arrangements, which, among other things, provide that the indebtedness, obligations and liabilities of the Company arising under or in connection with the MHR Term Loan Facility are unconditionally guaranteed by such restricted subsidiaries.

Eureka Hunter Credit Facilities. On August 16, 2011, Eureka Hunter, a wholly owned subsidiary of the Company, entered into (i) a First Lien Credit Agreement, referred to as the Eureka Hunter Revolver, by and among Eureka Hunter, the lenders party thereto from time to time, and SunTrust Bank, as Administrative Agent, and (ii) a Second Lien Term Loan Agreement, referred to as the Eureka Hunter Term Loan, by and among Eureka Hunter, PennantPark Investment Corporation, or PennantPark, and the other lenders party thereto from time to time, and U.S. Bank National Association, as Collateral Agent (the Eureka Hunter Revolver and the Eureka Hunter Term Loan being collectively referred to as the Eureka Hunter Credit Facilities).

The Eureka Hunter Revolver provides for a revolving credit facility in an aggregate principal amount of up to $100 million (with an initial committed amount of $25 million), secured by a first lien on substantially all of the assets of Eureka Hunter. The Eureka Hunter term loan provides for a $50 million term loan, secured by a second lien on substantially all of the assets of Eureka Hunter. The entire $50 million of the term loan must be drawn before any portion of the revolver is drawn. The revolver has a maturity date of August 16, 2016, and the term loan has a maturity date of August 16, 2018. On August 16, 2011, Eureka Hunter drew $31 million under the term loan, $21 million of which was distributed to the Company to repay existing corporate indebtedness. Both the revolver and the term loan are non-recourse to Magnum Hunter.

The terms of the Eureka Hunter Revolver provide that the revolver may be used for (i) revolving loans, (ii) swingline loans in an aggregate amount of up to $5 million at any one time outstanding, or (iii) letters of credit in an aggregate amount of up to $5 million at any one time outstanding. The revolver provides for a commitment fee of 0.5% per annum based on the unused portion of the commitment under the revolver.

Borrowings under the revolver will, at Eureka Hunter's election, bear interest at:

•

a base rate equal to the highest of (A) the prime lending rate announced from time to time by the Administrative Agent, (B) the then-effective Federal Funds Rate plus 0.5% per annum, or (C) the Adjusted LIBO Rate (as defined in the Eureka Hunter Revolver) for a one-month interest period on such day plus 1.0% per annum, plus an applicable margin ranging from 1.25% to 2.25%; or

•	the Adjusted LIBO Rate, plus an applicable margin ranging from 2.25% to 3.25%.

Borrowings under the term loan will bear interest at 9.75% per annum in cash, plus 2.75% (increasing to 3.75% on and at all times when Eureka Hunter and its subsidiaries incur indebtedness (other than the term loan) in excess of $1,000,000) of which may be paid, at the sole option of Eureka Hunter, in cash or in shares of $0.01 par value, restricted common stock of the Company.

If an event of default occurs under either the revolver or the term loan, the applicable lenders may increase the interest rate then in effect by an additional 2.0% per annum for the period that the default exists under the revolver or term loan, respectively.

The Eureka Hunter Credit Facilities contain negative covenants that, among other things, restrict the ability of Eureka Hunter to, with certain exceptions: (1) incur indebtedness; (2) grant liens; (3) dispose of all or substantially all of its assets or enter into mergers, consolidations, or similar transactions; (4) change the nature of its business; (5) make investments, loans, or advances or guarantee obligations; (6) pay cash dividends or make certain other payments; (7) enter into transactions with affiliates; (8) enter into sale and leaseback transactions; (9) enter into hedging transactions; (10) amend its organizational documents or material agreements; or (11) make certain undisclosed capital expenditures.

The Eureka Hunter Credit Facilities also require Eureka Hunter to satisfy certain financial covenants, including maintaining:

•	a consolidated total debt to capitalization ratio of not more than 60%;

•

a consolidated EBITDA to consolidated interest expense ratio ranging from (i) not less than 1.0 to 1.0 for the fiscal quarter ending March 31, 2012, to (ii) (A) for the term loan, not less than 2.75 to 1.0 for the fiscal quarter ending December 31, 2014 and thereafter, and (B) for the revolver, not less than 2.75 to 1.0 for the fiscal quarter ending December 31, 2014 and thereafter or, in the event any portion of the revolver has been drawn, not less than 3.0 to 1.0 for the fiscal quarter ending December 31, 2014;

•

a consolidated total debt to consolidated EBITDA ratio ranging from (i) not greater than 7.0 to 1.0 for the fiscal quarter ending March 31, 2012, to (ii) (A) for the term loan, not greater than 4.25 to 1.0 for the fiscal quarter ending December 31, 2014 and thereafter, and (B) for the revolver, not greater than 4.25 to 1.0 for the fiscal quarter ending December 31, 2014 and thereafter or, in the event any portion of the revolver has been drawn, not greater than 4.0 to 1.0 for the fiscal quarter ending June 30, 2014; and

•

a ratio of consolidated debt under the revolver to consolidated EBITDA of (i) for the term loan, not greater than 3.5 to 1.0, and (ii) for the revolver, if any portion of the Revolver has been drawn, not greater than (A) 3.5 to 1.0 for the fiscal quarters ending March 31, 2012 and June 30, 2012, and (B) 3.25 to 1.0 for each fiscal quarter thereafter.

The obligations of Eureka Hunter under both the revolver and the term loan may be accelerated upon the occurrence of an Event of Default (as such term is defined in each of the credit agreements) under either credit agreement. Events of Default include customary events for these types of financings, including, among others, payment defaults, defaults in the performance of affirmative or negative covenants, the inaccuracy of representations or warranties, defaults under the term loan (with respect to the revolver) or the revolver (with respect to the term loan), defaults relating to judgments, material defaults under certain material contracts of Eureka Hunter, and defaults by the Company which cause the acceleration of the Company's debt under its existing senior secured revolving credit facility administered by the Bank of Montreal.

In connection with the Eureka Hunter Credit Facilities, (i) Eureka Hunter and its existing subsidiary, entered into customary ancillary agreements and arrangements, which provide that the obligations of Eureka Hunter under the Eureka Hunter Credit Facilities are secured by substantially all of the assets of Eureka Hunter and such subsidiary, consisting primarily of pipelines, pipeline rights-of-way, and a gas processing plant, and (ii) Triad Hunter, the sole parent of Eureka Hunter and a wholly owned subsidiary of the Company, entered into customary ancillary agreements and arrangements, which granted the lenders under the Credit Agreements a non-recourse security interest in Triad Hunter's equity interest in Eureka Hunter.

As of December 31, 2011, there was $31.0 million outstanding on the Eureka Hunter Term Loan.